Financial Instruments (Details 5) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 11,522,482,000	$ 3,158,391,000
Market securities and investments in other companies	11,010,433,000	7,565,805,000
Derivative hedge assets	3,537,633,000	1,918,191,000
Total other financial assets	26,070,548	12,642,387,000
Derivative hedge liabilities	1,351,530,000	1,840,188,000
Derivative financial instruments	4,997,124,000	10,416,675,000
Total financial derivative liabilities	6,348,654,000	12,256,863,000
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	11,010,433,000	7,565,805,000
Derivative hedge assets	0	0
Total other financial assets	11,010,433	7,565,805,000
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	11,522,482,000	3,158,391,000
Market securities and investments in other companies	0	0
Derivative hedge assets	3,537,633,000	1,918,191,000
Total other financial assets	15,060,115	5,076,582,000
Derivative hedge liabilities	1,351,530,000	1,840,188,000
Derivative financial instruments	4,997,124,000	10,416,675,000
Total financial derivative liabilities	6,348,654,000	12,256,863,000
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Derivative hedge assets	0	0
Total other financial assets	0	0
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	$ 0	$ 0